Debt, Capital Lease Obligations and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Debt And Capital Leases Outstanding

Below is a summary of the company’s debt and capital lease obligations outstanding as of December 31, 2015.

(in millions, except for percentage information)	Aggregate Principal	Coupon Rate	Effective Interest Rate in 2015[1]	Carrying Amount at December 31, 2015[2]
Variable-rate notes due 2018	$375	LIBOR plus 0.78%	1.3%	$373
Fixed-rate notes due 2018	375	2.000%	2.2%	373
Fixed-rate notes due 2020	1,000	2.875%	2.9%	994
Fixed-rate notes due 2022	500	3.600%	3.6%	496
Fixed-rate notes due 2025	1,750	4.000%	4.0%	1,730
Fixed-rate notes due 2045	1,000	5.250%	5.1%	983
Other (including capital lease obligations)	N/A	N/A	N/A	319

Total debt and capital lease obligations				5,268
Current portion				(3)

Long-term portion				$5,265

[1]	Excludes the effect of any related interest rate swaps.

[2]	Book values include any discounts, premiums and adjustments related to hedging instruments.

Future Payments On Capital Lease Obligations And Debt Maturities

(in millions)	December 31, 2015
2016	$3
2017	31
2018	768
2019	18
2020	1,018
Thereafter	3,612

Total obligations	5,450
Fair value hedges and unamortized bond discounts	(182)

Total debt and capital lease obligations	$5,268